Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments under the New Office Lease are as follows (in thousands):
Minimum lease payments
2024	$235
2025	242
2026	249
Total operating lease liability	$726